6. Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets
	March 31,
	2015	2014
Prepaid insurance	$367,000	$429,000
Other prepaid expenses and other current assets	225,000	218,000
	$592,000	$647,000